Summary of Significant Accounting Policies - Summary of Total Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 2,939	$ 847
Advances	877	685
Capitalized transaction costs		3,941
Total other current assets	$ 3,816	$ 5,473